CONVERTIBLE DEBENTURES AND PROMISSORY NOTES	12 Months Ended
Jan. 31, 2021
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES [abstract]
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES
14.	CONVERTIBLE DEBENTURES AND PROMISSORY NOTES

Convertible debentures and convertible promissory notes are compound financial instruments that are accounted for based on their components of financial liability and equity. The financial liability component represents the Company's future obligation to pay coupon interest and principal. The liability component is initially measured at its fair value (net present value) and subsequently measured at its amortized cost. After the net present value of the financial liability is determined, any residual amount is reported as an equity instrument at the convertible debentures' issuance date.

Transaction costs related to the issuance of convertible notes are apportioned to their respective financial liability and equity components in proportion to the allocation of proceeds as a reduction to the carrying amount of each component.

When valuing the financial liability component of the convertible notes, the Company used specific interest rates assuming no conversion features existed. The resulting liability component is accreted to its face value over the convertible note’s term until its maturity date.

The following is the continuity of the Company's convertible debentures issued in Canadian dollars. All below disclosure is denominated in U.S. dollars:

Convertible debentures
	December 31, 2018	January 30, 2019	Total
	issuance	Issuance
Balance, January 31, 2019	$3,181,800	$6,977,853	$10,159,653
New issuances	265,146	388,486	653,632
Conversions	(1,546,384)	(2,993,607)	(4,539,991)
Interest	322,348	559,398	881,746
Accretion expense	186,664	170,385	357,049
Interest paid - cash	(268,503)	(452,052)	(720,555)
Foreign exchange loss	8,318	67,403	75,721
Balance, January 31, 2020	2,149,389	4,717,866	6,867,255
New issuances	1,680,922	3,786,930	5,467,852
Conversions	(4,140,182)	(8,799,219)	(12,939,401)
Interest	191,223	410,755	601,978
Accretion expense	142,632	129,968	272,600
Interest paid - cash	(255,658)	(544,038)	(799,696)
Foreign exchange loss	231,674	297,738	529,412
Balance, January 31, 2021	$—	$—	$—

The following transactions occurred during the year ended January 31, 2021:

(a) 262 convertible debentures were issued for gross proceeds of $195,734 (C$262,000). A total of $2,508,068 (C$3,209,000) in principal of the December 31, 2018 convertible debentures were converted into 4,011,250 common shares of the Company. The remaining balance outstanding is $nil.

(b) 497 convertible debentures were issued for gross proceeds of $371,297 (C$497,000). A total of $5,204,120 (C$6,673,000) in principal of the January 30, 2019 convertible debentures were converted into 8,341,250 common shares of the Company. The remaining balance outstanding is $nil.

(c) 1,988 warrants were exercised in connection with the convertible debentures issued on December 31, 2018, resulting in gross proceeds of $1,485,188 (C$1,988,000). 2,087 warrant debentures with a carrying amount of $1,632,114 (C$2,087,000) were converted into common shares of the Company. At January 31, 2021, all warrants had been exercised or expired.

(d) 4,572 warrants were exercised in connection with the convertible debentures issued on January 30, 2019, resulting in gross proceeds of $3,415,633 (C$4,572,000). 4,587 warrant debentures issued under the January 30, 2019 issuance with a carrying amount of $3,595,099 (C$4,587,000) were converted into common shares of the Company. At January 31, 2021, all warrants had been exercised or expired.

The following transactions occurred during the year ended January 31, 2020:

(a)

359 warrants were exercised in connection with the convertible debentures issued on December 31, 2018, resulting in gross proceeds of $265,146 (C$359,000) and of those, 250 warrant debentures were converted into common shares of the Company. At January 31, 2020, 2,315 warrants were available to be exercised.

(b)

526 warrants were exercised in connection with the convertible debentures issued on January 30, 2019, resulting in gross proceeds of $388,486 (C$526,000) and of those, 487 warrants debentures were converted into common shares of the Company. At January 31, 2020, 4,664 warrants were available to be exercised.

The following is a continuity of the Company's convertible promissory notes denominated in U.S. dollars:

Convertible promissory notes
	June 13, 2018	January 23, 2019	May 24, 2019	Total
	issuance	issuance	issuance
Balance, January 31, 2019	$1,670,830	$175,000	$—	$1,845,830
Issued	—	—	1,000,000	1,000,000
Conversion	(660,647)	—	—	(660,647)
Interest	48,600	—	69,041	117,641
Accretion expense	77,282	—	—	77,282
Balance, January 31, 2020	1,136,065	175,000	1,069,041	2,380,106
Payment	—	(175,000)	—	(175,000)
Interest	48,732	—	100,275	149,007
Accretion expense	83,352	—	—	83,352
Balance, January 31, 2021	$1,268,149	$—	$1,169,316	$2,437,465

On June 13, 2018, the Company issued convertible promissory notes to the vendors that sold Eco Firma Farms, LLC to the Company in the aggregate principal amount of $2,000,000.  The convertible promissory notes were convertible at $1.00 per share.  The convertible promissory notes accrue interest at a rate of 4% per annum, compounded annually, and are fully due and payable on June 13, 2021.

On February 7, 2019, one vendor converted their portion of the convertible note of $660,647 to 977,479 common shares.  On issuance, the Company determined the conversion feature was a derivative liability. The fair value of the conversion feature as at January 31, 2021 was $308,364 (January 31, 2020 - $nil).

On January 23, 2019, the Company issued a convertible promissory note to the vendor that sold Megawood Enterprises, Inc. to the Company in the principal amount of $175,000.  The convertible note is convertible into 35,000 common shares of the Company at a conversion price of C$5.00 per conversion share and may be converted at any time between October 24, 2019 and January 24, 2020.  On issuance, the Company determined the conversion feature was a derivative liability.  The fair value of the conversion feature as at January 31, 2021 was $nil (January 31, 2020 - $nil).  On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares (Note 18).

On May 24, 2019, the Company issued a two-year unsecured convertible promissory note to a debtor of Swell Companies in the principal amount of $1,000,000.  The convertible note accrues interest at 10% per annum compounded annually and payable at maturity.  The holder of the note can accelerate payment to the first anniversary date of the note and therefore this is classified as a current liability.  The note is convertible into common shares of the Company at a conversion price of $1.56 per share and may be converted at the maturity date.

The following is a continuity of the Company's promissory notes denominated in U.S. dollars:

Promissory notes payable
	January 1, 2019	February 4, 2019	Total
	issuance	Issuance
Balance, January 31, 2019	$30,000,000	$—	$30,000,000
Issued	—	290,000	290,000
Payments	(8,800,000)	(290,000)	(9,090,000)
Balance, January 31, 2020	21,200,000	—	21,200,000
Payments	(7,013,333)		(7,013,333)
Balance, January 31, 2021	$14,186,667	$—	$14,186,667
Current portion	$6,080,000	$—	$6,080,000
Long-term portion	$8,106,667	$—	$8,106,667

On January 1, 2019, the Company issued a promissory note to Mr. Newman, who sold Silver State to the Company in the principal amount of $30,000,000. The note is payable in the following principal instalments: $3,000,000 on April 1, 2019, $6,000,000 on each of July 1, 2019, October 1, 2019, January 1, 2020, and April 1, 2020, and $3,000,000 on July 1, 2020. The note accrues interest at a rate of 10% per annum.  The note is secured by all of the outstanding membership interests, and a security interest in all of the assets, of Silver State.

On July 1, 2019, the terms of the promissory note payable for the acquisition of Silver State were amended to call for immediate payment of $2,000,000 plus accrued interest on July 1, 2019 followed by payments of $800,000 plus accrued interest on the first of each of August, September, October, November, and December 2019.

Effective November 21, 2019 and June 25, 2020, Mr. Newman and the Company agreed to further amend the terms of the secured promissory note due to Mr. Newman. The December 1, 2019 principal payment of $800,000 was cancelled and the monthly principal payments thereafter were reduced to $600,000 per month.  Further, the annual interest rate on the note was reduced from 10% to 9.5%.  The remaining balance on the note is due and payable on January 1, 2021. This modification resulted in a gain of $nil.

On November 19, 2020, the Company announced agreement with Mr. Newman that the remaining $15,200,000 principal outstanding on his senior secured Note, due to mature on January 1, 2021, has been amended with lower monthly payments amortized over a 30-month period.  Commencing December 1, 2020, the monthly payments will be $506,667 plus interest.  The interest rate at 9.5% is unchanged.

For the year ended January 31, 2021, interest expense was $1,643,363 (year ended January 31, 2020 - $2,511,770). Interest paid during the year ended January 31, 2021 was $1,715,750 (year ended January 31, 2020 - $2,391,562).